UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:               | |; Amendment Number:

This  Amendment  (Check  only  one):   | | is a restatement
                                       |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total:  $ 1,929,399
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number         Name

1.      028-13397                    Cobalt Offshore Master Fund LP

2.      028-10572                    Cobalt Partners, L.P.

3.      028-12326                    Cobalt Partners II, L.P.

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6       COLUMN 7       COLUMN 8

                                TITLE                       VALUE     SHRS OR  SH/ PUT/ INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP     (X1000)    PRN AMT  PRN CALL DISCRETION      MNGRS    SOLE    SHARED NONE
ACE LTD                       SHS               H0023R105   65,639   1,255,050 SH       Shared-defined  1,2,3   1,255,050
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7   29,133  29,000,000 PRN      Shared-defined  1,2,3  29,000,000
AMERICAN EAGLE OUTFITTERS NE  COM               02553E106    6,667     360,000 SH       Shared-defined  1,2,3     360,000
AMERICAN TOWER CORP           CL A              029912201    4,261     100,000 SH       Shared-defined  1,2,3     100,000
APACHE CORP                   COM               037411105   67,639     666,394 SH       Shared-defined  1,2,3     666,394
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104   19,760     450,000 SH       Shared-defined  1,2,3     450,000
ARVINMERITOR INC              COM               043353101   33,511   2,510,159 SH       Shared-defined  1,2,3   2,510,159
ATLAS ENERGY INC              COM               049298102  104,602   3,361,248 SH       Shared-defined  1,2,3   3,361,248
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2    2,951   3,000,000 PRN      Shared-defined  1,2,3   3,000,000
BJ SVCS CO                    COM               055482103   28,199   1,317,697 SH       Shared-defined  1,2,3   1,317,697
BJS WHOLESALE CLUB INC        COM               05548J106    3,699     100,000 SH       Shared-defined  1,2,3     100,000
BMC SOFTWARE INC              COM               055921100    9,500     250,000 SH       Shared-defined  1,2,3     250,000
BRINKS HOME SEC HLDGS INC     COM               109699108    9,361     220,000 SH       Shared-defined  1,2,3     220,000
BROADRIDGE FINL SOLUTIONS IN  COM               11133T103    2,138     100,000 SH       Shared-defined  1,2,3     100,000
BUCYRUS INTL INC NEW          COM               118759109   23,097     350,000 SH       Shared-defined  1,2,3     350,000
CHIQUITA BRANDS INTL INC      COM               170032809      787      50,000 SH       Shared-defined  1,2,3      50,000
CISCO SYS INC                 COM               17275R102    7,809     300,000 SH       Shared-defined  1,2,3     300,000
CIT GROUP INC                 COM NEW           125581801   27,272     700,000 SH       Shared-defined  1,2,3     700,000
CLIFFS NATURAL RESOURCES INC  COM               18683K101   30,686     432,500 SH       Shared-defined  1,2,3     432,500
COLLECTIVE BRANDS INC         COM               19421W100   10,206     448,829 SH       Shared-defined  1,2,3     448,829
COMPASS MINERALS INTL INC     COM               20451N101   17,736     221,062 SH       Shared-defined  1,2,3     221,062
CROWN CASTLE INTL CORP        COM               228227104   90,983   2,379,887 SH       Shared-defined  1,2,3   2,379,887
CROWN HOLDINGS INC            COM               228368106    4,596     170,465 SH       Shared-defined  1,2,3     170,465
CVS CAREMARK CORPORATION      COM               126650100   25,428     695,525 SH       Shared-defined  1,2,3     695,525
DANA HOLDING CORP             COM               235825205   32,371   2,724,859 SH       Shared-defined  1,2,3   2,724,859
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6   23,118  23,500,000 PRN      Shared-defined  1,2,3  23,500,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1   251591AS2   14,318  14,700,000 PRN      Shared-defined  1,2,3  14,700,000
DOMTAR CORP                   COM NEW           257559203   57,795     897,302 SH       Shared-defined  1,2,3     897,302
E TRADE FINANCIAL CORP        COM               269246104   12,012   7,269,000 SH       Shared-defined  1,2,3   7,269,000
EAGLE BULK SHIPPING INC       COM               Y2187A101    3,139     591,100 SH       Shared-defined  1,2,3     591,100
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140   12,337     688,830 SH       Shared-defined  1,2,3     688,830
ETFS GOLD TR                  SHS               26922Y105      778       7,000 SH       Shared-defined  1,2,3       7,000
GAP INC DEL                   COM               364760108   16,177     700,000 SH       Shared-defined  1,2,3     700,000
GOLDMAN SACHS GROUP INC       COM               38141G104    5,766      33,790 SH       Shared-defined  1,2,3      33,790
GRAFTECH INTL LTD             COM               384313102      860      62,924 SH       Shared-defined  1,2,3      62,924
HESS CORP                     COM               42809H107   45,712     730,800 SH       Shared-defined  1,2,3     730,800
INTEL CORP                    COM               458140100   16,566     743,200 SH       Shared-defined  1,2,3     743,200
INTERNATIONAL BUSINESS MACHS  COM               459200101   20,572     160,406 SH       Shared-defined  1,2,3     160,406
INTL PAPER CO                 COM               460146103   62,937   2,557,366 SH       Shared-defined  1,2,3   2,557,366
JONES APPAREL GROUP INC       COM               480074103    2,250     118,300 SH       Shared-defined  1,2,3     118,300
JOY GLOBAL INC                COM               481165108   23,343     412,500 SH       Shared-defined  1,2,3     412,500
JPMORGAN CHASE & CO           COM               46625H100   65,657   1,467,200 SH       Shared-defined  1,2,3   1,467,200
KKR FINANCIAL HLDGS LLC       NOTE 7.500% 1/1   48248AAD0   17,635  14,440,000 PRN      Shared-defined  1,2,3  14,440,000
KKR FINANCIAL HLDGS LLC       NOTE 7.000% 7/1   48248AAB4   21,275  21,275,000 PRN      Shared-defined  1,2,3  21,275,000
KKR FINANCIAL HLDGS LLC       COM               48248A306   58,535   7,129,674 SH       Shared-defined  1,2,3   7,129,674
LEAR CORP                     COM NEW           521865204   44,322     558,563 SH       Shared-defined  1,2,3     558,563
LEGGETT & PLATT INC           COM               524660107    1,082      50,000 SH       Shared-defined  1,2,3      50,000
LENNAR CORP                   CL A              526057104    7,662     445,200 SH       Shared-defined  1,2,3     445,200
LIFE TECHNOLOGIES CORP        COM               53217V109    1,045      20,000 SH       Shared-defined  1,2,3      20,000
LINCOLN NATL CORP IND         COM               534187109   18,713     609,528 SH       Shared-defined  1,2,3     609,528
LOWES COS INC                 COM               548661107   38,008   1,568,000 SH       Shared-defined  1,2,3   1,568,000
MARTIN MARIETTA MATLS INC     COM               573284106    4,178      50,000 SH       Shared-defined  1,2,3      50,000
MASTERCARD INC                CL A              57636Q104   47,573     187,296 SH       Shared-defined  1,2,3     187,296
MFA FINANCIAL INC             COM               55272X102    6,232     846,753 SH       Shared-defined  1,2,3     846,753
MICRON TECHNOLOGY INC         COM               595112103    6,222     600,000 SH       Shared-defined  1,2,3     600,000
MICROSOFT CORP                COM               594918104    5,858     200,000 SH       Shared-defined  1,2,3     200,000
MORGAN STANLEY                COM NEW           617446448    4,394     150,000 SH       Shared-defined  1,2,3     150,000
MOSAIC CO                     COM               61945A107   51,717     851,030 SH       Shared-defined  1,2,3     851,030
NAVISTAR INTL CORP NEW        COM               63934E108   27,413     612,866 SH       Shared-defined  1,2,3     612,866
NCR CORP NEW                  COM               62886E108    8,970     650,000 SH       Shared-defined  1,2,3     650,000
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   29,456     704,356 SH       Shared-defined  1,2,3     704,356
NORTHERN OIL & GAS INC NEV    COM               665531109      793      50,000 SH       Shared-defined  1,2,3      50,000
NOVELLUS SYS INC              COM               670008101   11,246     450,000 SH       Shared-defined  1,2,3     450,000
OWENS ILL INC                 COM NEW           690768403   11,680     328,653 SH       Shared-defined  1,2,3     328,653
PENN VA CORP                  NOTE 4.500%11/1   707882AA4   16,177  17,000,000 PRN      Shared-defined  1,2,3  17,000,000
PMI GROUP INC                 COM               69344M101    2,844     524,800 SH       Shared-defined  1,2,3     524,800
PNC FINL SVCS GROUP INC       COM               693475105   24,179     405,000 SH       Shared-defined  1,2,3     405,000
PROLOGIS                      NOTE 2.250% 4/0   743410AQ5   13,682  14,000,000 PRN      Shared-defined  1,2,3  14,000,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   32,622     670,000 SH       Shared-defined  1,2,3     670,000
QUALCOMM INC                  COM               747525103      420      10,000 SH       Shared-defined  1,2,3      10,000
SPDR GOLD TRUST               GOLD SHS          78463V107   51,774     475,213 SH       Shared-defined  1,2,3     475,213
STEEL DYNAMICS INC            COM               858119100    6,650     380,655 SH       Shared-defined  1,2,3     380,655
SUNOCO INC                    COM               86764P109    3,268     110,000 SH       Shared-defined  1,2,3     110,000
TEMPLE INLAND INC             COM               879868107    6,129     300,000 SH       Shared-defined  1,2,3     300,000
TRANSOCEAN LTD                REG SHS           H8817H100   25,181     291,509 SH       Shared-defined  1,2,3     291,509
TYCO INTERNATIONAL LTD        SHS               H89128104   22,950     600,000 SH       Shared-defined  1,2,3     600,000
UAL CORP                      NOTE 4.500% 6/3   902549AH7   35,514  36,000,000 PRN      Shared-defined  1,2,3  36,000,000
UNION PAC CORP                COM               907818108   42,946     585,900 SH       Shared-defined  1,2,3     585,900
VALE S A                      ADR REPSTG PFD    91912E204   47,192   1,700,000 SH       Shared-defined  1,2,3   1,700,000
VALERO ENERGY CORP NEW        COM               91913Y100    1,970     100,000 SH       Shared-defined  1,2,3     100,000
VISA INC                      COM CL A          92826C839   12,963     142,400 SH       Shared-defined  1,2,3     142,400
WAL MART STORES INC           COM               931142103   11,120     200,000 SH       Shared-defined  1,2,3     200,000
WALTER ENERGY INC             COM               93317Q105   53,341     578,100 SH       Shared-defined  1,2,3     578,100
WELLS FARGO & CO NEW          COM               949746101    3,112     100,000 SH       Shared-defined  1,2,3     100,000
WYNDHAM WORLDWIDE CORP        COM               98310W108   23,400     909,425 SH       Shared-defined  1,2,3     909,425
XTO ENERGY INC                COM               98385X106   26,588     563,541 SH       Shared-defined  1,2,3     563,541



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